Commitments and contingencies - Other commitments and contingency (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies
Future minimum payments for miscellaneous commitments	€ 89,284	€ 80,367
Asset purchase commitments	20,743
Future minimum payments for miscellaneous long-term commitments	68,541
Contingent liabilities in relation with milestone-based commitments	€ 6,604	€ 9,122